Restructuring, Writedown of Assets and Lease Loss Accrual (Benefit), Net	12 Months Ended
Dec. 31, 2011
Restructuring, Writedown of Assets and Lease Loss Accrual (Benefit), Net [Abstract]
Restructuring, Writedown of assets and lease loss accrual (benefit), net
12.	Restructuring, Writedown of assets and lease loss accrual (benefit), net

In the third quarter of 2011, the Company undertook a corporate restructuring designed to lower operating expenses and improve financial performance. This restructuring comprised a reduction in workforce, a significant downsizing of its Hong Kong presence and discontinuing certain other initiatives. The Company recorded a restructuring charge of $28.6 million which affected all segments and comprised the following:

•	Employee severance and other employee benefit costs of $17.7 million;

•	Hong Kong asset writedown, lease and contract termination costs of $2.7 million; and

•	Capitalized software, intangible asset and goodwill writedown of $8.3 million.

In the third quarter of 2010, the Company recorded a restructuring charge of $16.7 million, related to a plan to reduce headcount in order to rationalize expenses. The charges, which consisted of severance and related costs, affected all operating segments.

As of December 31, 2011 and 2010, there are no material liabilities on the Company's Consolidated Statements of Financial Condition relating to restructuring charges.

The Writedown of assets and lease loss accrual (benefit), net during 2011, 2010 and 2009 was $3.0 million, $1.0 million and ($9.7 million), respectively. The$3.0 million charge in 2011 was primarily due to lease loss charges related to excess real estate capacity. The $1.0 million charge in 2010 was due to a charge of $0.3 million related to the Company's decision to discontinue the use of the Libertas trade name and a lease loss accrual of $0.7 million relating to excess real estate capacity.

The benefit in 2009 was primarily due to a $13.1 million reversal of a previously recognized lease loss with respect to the Company's 545 Washington Boulevard office space in Jersey City, N.J. The Company had previously considered a portion of these premises to be excess real estate and had therefore recorded a lease loss accrual for such excess office space. Based on expected growth and future needs, in the second quarter of 2009 management made the decision to build out this space and therefore recorded a benefit related to the reversal of such previously recorded lease loss. This benefit was offset in part by a $0.3 million lease loss charge related to a Knight Direct lease. Also included in Writedown of assets and lease loss accrual (benefit), net for 2009 is a charge of $2.4 million related to the Company's decision to discontinue the use of the Donaldson trade name and the writedown of $0.7 million of capitalized software resulting from the sale of Hotspot's retail customer accounts in 2009.